As Filed with the Securities and Exchange Commission

July 17, 2006


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ___      Post-Effective Amendment No. 1

THORNBURG INVESTMENT TRUST
---------------------------
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM   87501
----------------------------------------------  ---------
(Address of Principal Executive Office)         (Zip Code)

Area Code and Telephone Number:  (505) 984-0200
                                 --------------

Garrett Thornburg
119 East Marcy Street, Suite 202
Santa Fe, New Mexico 87501
--------------------------------
(Name and Address of Agent for Service)

Charles W.N. Thompson, Jr.
Thompson, Rose & Hickey, P.A.
1751 Old Pecos Trail, Suite I
Santa Fe, New Mexico 87505
--------------------------------
(Copies of all Correspondence)

      Approximate date of proposed public offering: This filing relates to a public offering that commenced on July 17, 2006.

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24(f) under the Investment Company Act of 1940. Accordingly, no fee is payable herewith. Registrant filed the notice required by Rule 24(f)-2 with respect to its most recent fiscal year on December 19, 2005.

	It is proposed that this filing will become effective:

[X]	This form is a post-effective amendment filed pursuant to Rule
462(d) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 033-14905.



	This filing amends pre-effective amendment no. 1 to the Registrant's Registration Statement on Form N-14, as filed on June 15, 2006, which became effective on July 17, 2006 (the "N-14 Registration Statement").
This post-effective amendment is being filed solely to add an exhibit to the N-14 Registration Statement, and shall become effective upon filing pursuant to Rule 462(d) under the Securities Act of 1933. Except for the addition of this exhibit, all other parts of the N-14 Registration
Statement are hereby incorporated into this filing by reference.









                                 PART C
                           OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

     (1) Section 10.2 of Thornburg Investment Trust's Agreement and Declaration of Trust generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

     (2) Section 8 of the Trust's Amended Distribution Agreement generally provides that the Trust will indemnify Thornburg Securities Corporation (TSC), its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective, indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

     (3) The directors and officers of Thornburg Investment Management, Inc. (Thornburg) are insured, and the Trustees and officers of the Trust are also insured, under a joint directors and officers liability policy. The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers Thornburg, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertakings set forth in the rules promulgated by the Securities and Exchange Commission:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant or expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final jurisdiction of such issue.

ITEM 16.  EXHIBITS

(1) (a) Limited Term Trust, Agreement and Declaration of Trust, June 3, 1987, incorporated by reference from Registrant's
          Registration Statement on Form N-1A, filed June 12, 1987.

     (b) First Amendment and Supplement to Agreement and Declaration of Trust, August 11, 1987, incorporated by reference from Registrant's pre-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

     (c) Second Amendment and Supplement to Agreement and Declaration of Trust, October 28, 1987, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed March 3, 1988.

     (d)  Third, Fourth, Fifth, Sixth and Seventh Amendments to
          Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 13 to its Registration Statement on Form N-1A, filed December 3, 1993.

     (e) Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A, filed July 27, 1994.

     (f) Ninth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed on July 5, 1995.

     (g) Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A, filed October 2, 1995.

     (h)  First Supplement to Amended and Restated Designation of
          Series, incorporated by reference from Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A, filed May 6, 1996.

     (i) Eleventh and Twelfth Amendments and Supplements to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A, filed March 14, 1997.

     (j)  Thirteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A, filed March 10, 1998.

     (k)  Fourteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 43 to its Registration Statement on Form N-1A, filed October 13, 2000.

     (l)  Fifteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

     (m)  Sixteenth and Seventeenth Amendments and Supplements to
          Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment no. 51 to its Registration Statement in Form N-1A, filed October 17, 2002.

     (n)  Second Supplement to Amended and Restated Designation of
          Series (as corrected), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed on June 27, 2003.

     (o)  Eighteenth Amendment and Supplement to Agreement and
          Declaration of Trust, incorporated by reference from Registrant's post-effective amendment No. 58 to its Registration Statement on Form N-1A, filed on December 31, 2003.

     (p) Nineteenth Amendment and Supplement to Agreement and Declaration of Trust, incorporated by reference from Registrant's post-effective amendment No. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

     (q) Third Supplement to Amended and Restated Designation of Series, incorporated by reference from Registrant's post-effective amendment no. 64 to its Registration Statement on Form N-1A, filed on May 12, 2006.

(2) Amended By-laws of Thornburg Investment Trust(May 20, 2003), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

(4) A Copy of the Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement included in this Registration Statement.

(6) Second Amended and Restated Investment Advisory Agreement, incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(7) Restated Distribution Agreement, incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(9) (a) Form of Custodian Agreement between Registrant and State Street Bank and Company, incorporated by reference from Registrant's post-effective amendment no. 1 to its Registration Statement on Form N-1A, filed October 28, 1987.

     (b) Amendment to Custodian Contract, incorporated by reference from Registrant's post-effective amendment no. 45 to its Registration Statement on Form N-1A, filed August 25, 2001.

(10) (a) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class R-1), incorporated by reference from Registrant's post-effective amendment no. 54 to its Registration Statement on Form N-1A, filed June 27, 2003.

     (b) Thornburg Investment Trust Plan for Multiple Class Distribution, July 1, 1996 (as revised to May 20, 2003), incorporated by reference from Registrant's post-effective amendment no. 55 to its Registration Statement on Form N-1A, filed July 20, 2003.

     (c) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Service Plan), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

     (d) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class B), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

     (e) Restated Plan and Agreement of Distribution Pursuant to Rule 12b-1 (Distribution Plan - Class C), incorporated by reference from Registrant's post-effective amendment no. 63 to its Registration Statement on Form N-1A, filed November 30, 2005.

(11) Form of opinion of counsel, incorporated by reference from Registrant's pre-effective amendment no. 1 to its Registration
Statement on Form N-14, filed June 15, 2006.

(12) Form of opinion of counsel (tax), incorporated by reference from Registrant's pre-effective amendment no. 1 to its Registration
Statement on Form N-14, filed June 15, 2006.

(14) Consent of independent registered public accounting firm, filed herewith.

(16) (a) Power of Attorney of Garrett Thornburg, incorporated by reference from the Registrant's post-effective amendment no. 7 to its Registration Statement on Form N-1A, filed April 19, 1991.

     (b) Power of Attorney of David A. Ater, incorporated by reference from Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A, filed July 5, 1995.

     (c)  Powers of Attorney of James W. Weyhrauch and Brian J.
          McMahon, incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration
          Statement on Form N-1A, filed on March 14, 1997.

     (d) Power of Attorney of David D. Chase, incorporated by reference from the Registrant's post-effective amendment no. 44 to its Registration Statement on Form N-1A, filed January 29, 2001.

     (e) Power of Attorney of Steven J. Bohlin, incorporated by reference from the Registrant's post-effective amendment no. 53 to its Registration Statement on Form N-1A, filed May 1, 2003.

     (f)  Powers of Attorney of Eliot R. Cutler, Susan H. Dubin and Owen
          D. Van Essen, incorporated by reference from the Registrant's post-effective amendment no. 62 to its Registration Statement on Form N-1A, filed December 1, 2004.

ITEM 17.  UNDERTAKINGS

     (1) The registrant shall obtain opinions of counsel that (i) the securities registered hereby, when sold, shall be legally issued, fully paid and non-assessable, and (ii) the reorganization described in the Plan of Reorganization shall constitute a tax-free "reorganization" described in Section 368 of the Internal Revenue Code of 1986 as amended.

     (2) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (3) The undersigned Registrant agrees that every prospectus that is filed is a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities all that time shall be deemed to be the initial bona fide offering of them.



SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant represents that this Post-Effective Amendment No. 1 meets all of the requirements for effectiveness of this Registration Statement under Rule 462(d) under the Securities Act and has been signed on behalf of the Registrant in Santa Fe, New Mexico on July 17, 2006.

THORNBURG INVESTMENT TRUST


By:               *
    ---------------------------------
    Brian J. McMahon, President


As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.


               *
---------------------------------
Brian J. McMahon, Trustee, President
and principal executive officer


               *
---------------------------------
Steven J. Bohlin, Vice President,
Treasurer and principal financial
and accounting officer


               *
---------------------------------
Garrett Thornburg, Trustee


               *
---------------------------------
David D. Chase, Trustee


               *
---------------------------------
David A. Ater, Trustee




               *
---------------------------------
James W. Weyhrauch, Trustee


               *
---------------------------------
Eliot R. Cutler, Trustee


               *
---------------------------------
Susan H. Dubin, Trustee


               *
---------------------------------
Owen D. Van Essen, Trustee



* By:  /s/ Charles W.N. Thompson, Jr.
       -------------------------------
       Charles W.N. Thompson, Jr.

                                               Dated: July 17, 2006


EXHIBIT


(14)    Consent of independent registered public accounting firm




Exhibit 14


CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


We hereby consent to the incorporation by reference in this Registration Statement on Form N-14 of our report dated November 16, 2005 relating to the financial statements and financial highlights which appear in the September 30, 2005 Annual Report to Shareholders of Thornburg Florida Intermediate Municipal Fund, a series of Thornburg Investment Trust, which is also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Statement of Additional Information Relating to the Acquisition of the Assets of Thornburg Florida Intermediate Municipal Fund" in such Registration Statement.



/s/ PricewaterhouseCoopers, LLP

New York, New York
July 13, 2006